Commitments and Contincengies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Right use of asset		$ 295,000		¥ 2,057,797
Total lease liability (in Yuan Renminbi)	$ 745,542				¥ 1,356,772
Assets	$ 3,710,272	6,208,545	$ 194,000
Non-cancelable operating lease, description	The company leases office space under non-cancelable operating lease agreements, which expire at various dates through 2022.
Weighted average remaining lease term	1 year 321 days
Weighted average discount rate	4.85%
Operating lease costs	$ 387,459	354,825
Short term lease costs	16,123	4,140
Measurement of operating lease liabilities	$ 313,120	$ 246,178
Total rent expense			$ 272,926